Basis of Preparation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Basis Of Preparation And Significant Accounting Policies Abstract
Schedule of Subsidiaries	Details of subsidiaries as at December 31, 2023 and December 31, 2022 were as follows:
Subsidiaries	% of legal ownership 2023	% of legal ownership 2022	Country of Incorporation	Principal business activities
Anghami Cayman	100%	100%	Cayman	Music streaming
Anghami Technologies Ltd	100%	100%	UAE	Music streaming
Spotlight Recreational Services LLC	100%	100%	UAE	Live event
Anghami FZ LLC	100%	100%	UAE	Music streaming
Digimusic SAL Offshore	94%	94%	Lebanon	Music streaming
Anghami KSA	100%	100%	Saudi Arabia	Music streaming
Anghami for Digital Content	100%	100%	Egypt	Music streaming

Schedule of Estimated Useful Lives of the Assets	Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets at the following rates:
Furniture and fixtures	3-5 years
Office and computer equipment	5 years
General installations	5 years